SMALL CAP VALUE FUND
SMALL CAP VALUE FUND

PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED MAY 21, 2015

TO PROSPECTUS DATED MAY 1, 2015

This Supplement updates information contained in the Prospectus for Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2015.  Please keep this Supplement together with your Prospectus for future reference.

Average Annual Total Returns (for the periods ended December 31, 2014)
Page 31 — Replace the Average Annual Total Returns table for the Small Cap Value Fund with the following table to correct the 1-Year return for Class I Shares:
Average Annual Returns SMALL CAP VALUE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SMALL CAP VALUE FUND CLASS A	(26.11%)	11.47%	7.58%
SMALL CAP VALUE FUND CLASS C	(22.19%)	11.96%	7.37%
SMALL CAP VALUE FUND CLASS I	(21.36%)	13.68%		7.05%	Oct. 09, 2006
After Taxes on Distributions SMALL CAP VALUE FUND CLASS A	(27.43%)	11.06%	7.14%
After Taxes on Distributions and Sale of Fund Shares SMALL CAP VALUE FUND CLASS A	(13.69%)	9.15%	6.16%
Russell 2000® Index (does not reflect deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%	7.57%	Oct. 09, 2006

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.